ADVANCES RECEIVABLE AND PREPAID EXPENSES - Disclosure of detailed information about trade and other receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [Abstract]
Supplier prepayments and deposits	$ 321,158	$ 103,390
Accounts receivable	510,502	41,392
Loan to KGL and accrued interest	69,530	65,897
Other receivables and employee advances	290,220	172,633
Harmonized Sales Tax receivable	22,134	25,417
Allowance for bad debt	(69,530)	0
Net advances receivable and prepaid expenses	$ 1,144,014	$ 408,729